Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
Fair value is measured based on an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions market participants would use in pricing an asset or liability. Assets and liabilities measured at fair value are based on a market valuation approach using prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. As a basis for considering such assumptions, a three-tiered fair value hierarchy is established, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs, other than the quoted prices in active markets that are observable, either directly or indirectly; and (Level 3) unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
The non-recurring fair values represent only those assets whose carrying values were adjusted to fair value during the reporting period. See Note 6 to the Consolidated Financial Statements for additional information on the goodwill and other intangibles impairment during 2020.
Assets and liabilities measured at fair value on a recurring basis at December 31, 2020 and 2019 are as follows:

	Total Cost Basis		Quoted Prices In Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Total Fair Value
Millions of dollars	2020	2019	2020	2019	2020	2019	2020	2019
Short-term investments (1)	$2,164	$1,308	$1,603	$398	$561	$910	$2,164	$1,308
Net derivative contracts	—	—	—	—	(179)	5	(179)	5
(1)Short-term investments are primarily comprised of money market funds and highly liquid, low risk investments with initial maturities less than 90 days.
The following table summarizes the valuation of our assets measured at fair value on a non-recurring basis as of December 31, 2020 which is the balance sheet date at the end of the period in which the impairment charge was recorded.

Fair Value
Millions of dollars	Level 3
Measured at fair value on a non-recurring basis:	2020
Assets:
Indefinite-lived intangible assets (2)	158
Total level 3 assets	$158
(2)Indefinite-lived intangible assets with a carrying amount of approximately $165 million were written down to a fair value of $158 million resulting in an impairment charge of $7 million.
Other Intangible Assets
The relief-from-royalty method for the quantitative impairment assessment for other intangible assets in the EMEA reporting unit during the fourth quarter of 2020 utilized discount rates ranging from 14.75% - 15% and royalty rates ranging from 1.5% - 3.5%. Based on the quantitative impairment assessment performed, the carrying value of other intangible assets of Hotpoint* brand, exceeded its fair value, resulting in an impairment charge of €6 million ($7 million) in 2020.
See Note 6 to the Consolidated Financial Statements for additional information.

*Whirlpool ownership of the Hotpoint brand in the EMEA and Asia Pacific regions is not affiliated with the Hotpoint brand sold in the Americas.
South Africa Business Disposal

During the second quarter of 2019, we entered into an agreement to sell our South Africa business. At the time of the agreement we classified this disposal group as held for sale and recorded it at fair value because it was lower than the carrying amount. Fair value was estimated based on the cash purchase price (Level 2 input) and we recorded an impairment charge of $35 million for the write-down of the assets to the fair value of $5 million. During the third quarter of 2019, we completed the sale of our South Africa business and adjusted the loss on disposal based on the carrying amount at the closing date. The adjustment was not material to the Consolidated Financial Statements.

See Note 17 to the Consolidated Financial Statements for additional information.

Naples Manufacturing Plant Restructuring Action
In the fourth quarter of 2020, the Company ceased production and exited the Naples, Italy manufacturing plant. In connection with these restructuring actions, we recorded an impairment charge of $43 million for the write-down of certain assets to their fair value of $0 in 2019. Fair value was based on a feasibility study considering future use internally and marketability externally (Level 2 input). These assets were fully impaired because they were determined to have no alternative use or salvage value and insufficient cash flows to support recoverability of the carrying amount.

See Note 14 to the Consolidated Financial Statements for additional information.
Other Fair Value Measurements
The fair value of long-term debt (including current maturities) was $6.13 billion and $5.00 billion at December 31, 2020 and 2019, respectively, and was estimated using a discounted cash flow analysis based on incremental borrowing rates for similar types of borrowing arrangements (Level 2 input).